Line of Business Lines of Business (Details)		1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Mar. 31, 2016 publishing operating_segment	Mar. 31, 2014 operating_segment	Jun. 30, 2015 operating_segment	Jun. 30, 2014 operating_segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1	3	3	3	1	2	1
Number of articles, videos, and galleries published daily (in publishings)				55